GSMBS 2022-NQM2 ABS-15G/A

Exhibit 99.5 - Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	CLTV	XXXX	XXXX	Incoming Value: XX Audit Value: XX Audit Value Pulled From Note and Appraisal
XXXX	LTV	XXXX	XXXX	Incoming Value: XX Audit Value: XX Audit Value Pulled From Note and Appraisal
XXXX	Original Loan Amount	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Per Data Audit Value Pulled From Note
XXXX	Original Payment	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Per Data Audit Value Pulled From Note
XXXX	Property Address	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Per Data Audit Value Pulled From Note
XXXX	DTI	XXXX	XXXX	Incoming Value:XX Audit Value: XX Lender used estimated taxes and/or insurance figures. Audit used actual figures based on documentation in the loan file.
XXXX	DTI	XXXX	XXXX	Incoming Value:XX Audit Value: XX Rounding
XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file
XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file
XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file
XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file
XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file
XXXX	Property Type	Condo Low Rise (4 or fewer stories)	Condo High Rise (5+ stories)	Incoming Value: Condo Low Rise (4 or fewer stories) Audit Value: Audit Value Pulled From Appraisal
XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file